Initial Public Offering (Details) - $ / shares	Dec. 31, 2023	Dec. 29, 2022	Oct. 25, 2022
Initial Public Offering (Details) [Line Items]
Initial public offering per share (in Dollars per share)		$ 10.115	$ 13.05
Warrant redemption price per share	$ 0.01
Last sale price of Common Stock	$ 18